Commitments	6 Months Ended
Jun. 30, 2023
Commitments [Abstract]
COMMITMENTS

17. COMMITMENTS

Capital expenditure commitments

As of June 30, 2023, the Company had capital expenditure commitments of $14,894 which were primarily related to the acquisition of CheerCar, CheerReal, and a VR platform. The Company expected to make these capital expenditures within 12 months from June 30, 2023.